VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.9%
		Communication Services: 3.5%
143,250	(1)	Discovery Communications, Inc. - Class C	$ 2,512,605	0.9
60,850	(1)	Dish Network Corp. - Class A	1,216,391	0.4
112,000	(1)	Liberty Media Corp. - SiriusXM C	3,541,440	1.2
24,330	(1)	Liberty Broadband Corp. - Series C	2,693,818	1.0
			9,964,254	3.5

		Consumer Discretionary: 8.8%
5,510	(1)	Autozone, Inc.	4,661,460	1.6
54,840		Best Buy Co., Inc.	3,125,880	1.1
78,450		BorgWarner, Inc.	1,911,826	0.7
15,090		Carter's, Inc.	991,866	0.4
25,660		Expedia Group, Inc.	1,443,888	0.5
169,820	(2)	Gap, Inc.	1,195,533	0.4
26,730		Genuine Parts Co.	1,799,731	0.6
56,101		Kohl's Corp.	818,513	0.3
31,050	(1)	Mohawk Industries, Inc.	2,367,252	0.8
194,126		Newell Brands, Inc.	2,577,993	0.9
45,720	(2)	Nordstrom, Inc.	701,345	0.3
32,520		PVH Corp.	1,224,053	0.4
34,830		Ralph Lauren Corp.	2,327,689	0.8
			25,147,029	8.8

		Consumer Staples: 4.7%
19,050		Constellation Brands, Inc.	2,731,008	1.0
114,232		Coty, Inc - Class A	589,437	0.2
64,353	(2)	Energizer Holdings, Inc.	1,946,678	0.7
65,650		Keurig Dr Pepper, Inc.	1,593,326	0.6
100,110		Kroger Co.	3,015,313	1.0
35,420	(1)	Post Holdings, Inc.	2,938,798	1.0
39,710	(1)	US Foods Holding Corp.	703,264	0.2
			13,517,824	4.7

		Energy: 4.6%
221,280		Cabot Oil & Gas Corp.	3,803,803	1.3
105,394		Diamondback Energy, Inc.	2,761,323	1.0
197,860		EQT Corp.	1,398,870	0.5
149,054	(2)	Equitrans Midstream Corp.	749,742	0.2
321,000		Williams Cos., Inc.	4,542,150	1.6
			13,255,888	4.6

		Financials: 20.1%
4,163		Alleghany Corp.	2,299,433	0.8
35,780		Ameriprise Financial, Inc.	3,666,734	1.3
119,730		Citizens Financial Group, Inc.	2,252,121	0.8
209,820		Fifth Third Bancorp	3,115,827	1.1
31,400		First Republic Bank	2,583,592	0.9
94,500		Hartford Financial Services Group, Inc.	3,330,180	1.2
234,980		Huntington Bancshares, Inc.	1,929,186	0.7
43,770		Lincoln National Corp.	1,152,026	0.4
157,510		Loews Corp.	5,486,073	1.9
48,393		M&T Bank Corp.	5,005,288	1.7
31,610		Marsh & McLennan Cos., Inc.	2,733,001	1.0
47,270		Northern Trust Corp.	3,566,994	1.2
18,200		Principal Financial Group, Inc.	570,388	0.2
39,250		Progressive Corp.	2,898,220	1.0
54,180		Raymond James Financial, Inc.	3,424,176	1.2
201,330		Regions Financial Corp.	1,805,930	0.6
56,090		T. Rowe Price Group, Inc.	5,477,189	1.9
72,330		TCF Financial Corp.	1,638,998	0.6
39,707		Truist Financial Corp.	1,224,564	0.4
38,525		WR Berkley Corp.	2,009,849	0.7
52,110		Zions Bancorp NA	1,394,464	0.5
			57,564,233	20.1

		Health Care: 7.9%
44,940		AmerisourceBergen Corp.	3,977,190	1.4
18,160		Cigna Corp.	3,217,589	1.1
47,260	(1)	Henry Schein, Inc.	2,387,575	0.8
6,320		Humana, Inc.	1,984,606	0.7
28,210	(1)	Laboratory Corp. of America Holdings	3,565,462	1.3
33,450		Universal Health Services, Inc.	3,314,226	1.2
40,670		Zimmer Biomet Holdings, Inc.	4,110,924	1.4
			22,557,572	7.9

		Industrials: 9.9%
31,720		Acuity Brands, Inc.	2,717,135	0.9
45,970		Ametek, Inc.	3,310,759	1.2
18,600		Carlisle Cos., Inc.	2,330,208	0.8
52,550		Fortune Brands Home & Security, Inc.	2,272,788	0.8
18,960		Hubbell, Inc.	2,175,470	0.8
23,650		IDEX Corp.	3,266,302	1.1
62,340		ITT, Inc.	2,827,742	1.0
40,980		Lincoln Electric Holdings, Inc.	2,827,620	1.0
40,880	(1)	Middleby Corp.	2,325,254	0.8
26,801		Snap-On, Inc.	2,916,485	1.0
37,550		Southwest Airlines Co.	1,337,156	0.5
			28,306,919	9.9

		Information Technology: 7.1%
39,610		Amphenol Corp.	2,886,777	1.0
20,730		Analog Devices, Inc.	1,858,444	0.7
29,770	(1)	Arrow Electronics, Inc.	1,544,170	0.5
30,310		CDW Corp.	2,827,014	1.0
103,992	(1)	CommScope Holding Co., Inc.	947,367	0.3
16,186		Jack Henry & Associates, Inc.	2,512,715	0.9
26,209	(1)	Keysight Technologies, Inc.	2,193,169	0.8
31,610		SYNNEX Corp.	2,310,691	0.8
25,180	(1)	Synopsys, Inc.	3,242,932	1.1
			20,323,279	7.1

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: 5.9%
50,690		Ball Corp.	$ 3,277,615	1.2
16,640		Martin Marietta Materials, Inc.	3,148,787	1.1
15,730		Packaging Corp. of America	1,365,836	0.5
7,650		Sherwin-Williams Co.	3,515,328	1.2
110,870		Silgan Holdings, Inc.	3,217,447	1.1
81,210		WestRock Co.	2,294,995	0.8
			16,820,008	5.9

		Real Estate: 13.1%
50,950		American Campus Communities, Inc.	1,413,863	0.5
96,680		American Homes 4 Rent	2,242,976	0.8
27,900		AvalonBay Communities, Inc.	4,106,043	1.4
41,360		Boston Properties, Inc.	3,814,633	1.3
161,260		Brixmor Property Group, Inc.	1,531,970	0.5
85,670	(1)	CBRE Group, Inc.	3,230,616	1.1
82,480	(1)	Cushman & Wakefield PLC	968,315	0.4
11,580		Essex Property Trust, Inc.	2,550,379	0.9
32,340		Federal Realty Investment Trust	2,412,887	0.9
45,223		JBG SMITH Properties	1,439,448	0.5
151,040		Kimco Realty Corp.	1,460,557	0.5
109,062		Outfront Media, Inc.	1,470,156	0.5
105,510		Rayonier, Inc.	2,484,761	0.9
35,630		Regency Centers Corp.	1,369,261	0.5
32,660		Ventas, Inc.	875,288	0.3
68,626		Vornado Realty Trust	2,484,947	0.9
106,820		Weyerhaeuser Co.	1,810,599	0.6
28,630		WP Carey, Inc.	1,662,830	0.6
			37,329,529	13.1

		Utilities: 11.3%
98,030		CMS Energy Corp.	5,759,262	2.0
67,550		Edison International	3,701,065	1.3
38,010		Entergy Corp.	3,571,800	1.3
77,730		National Fuel Gas Co.	2,898,552	1.0
42,560		Sempra Energy	4,808,854	1.7
63,430		WEC Energy Group, Inc.	5,590,086	2.0
96,880		Xcel Energy, Inc.	5,841,864	2.0
			32,171,483	11.3

	Total Common Stock
	(Cost $308,049,229)		276,958,018	96.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
		Repurchase Agreements: 1.3%
744,779	(3)	Bank of Montreal, Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $744,779, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.693%, Market Value plus accrued interest $759,675, due 09/10/20-01/20/69)	$ 744,779	0.3
1,000,000	(3)	Citigroup, Inc., Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-11.000%, Market Value plus accrued interest $1,020,000, due 04/15/20-01/01/59)	1,000,000	0.3
1,000,000	(3)	HSBC Securities USA, Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $1,020,000, due 02/01/30-03/01/56)	1,000,000	0.3
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,020,000, due 07/15/20-02/20/50)	1,000,000	0.4

	Total Repurchase Agreements
	(Cost $3,744,779)		3,744,779	1.3

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
6,095,856	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.330%
	(Cost $6,095,856)	$ 6,095,856	2.1

	Total Short-Term Investments
	(Cost $9,840,635)	9,840,635	3.4

	Total Investments in Securities (Cost $317,889,864)	$ 286,798,653	100.3
	Liabilities in Excess of Other Assets	(805,757)	(0.3)
	Net Assets	$ 285,992,896	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2020.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$276,958,018	$–	$–	$276,958,018
Short-Term Investments	6,095,856	3,744,779	–	9,840,635
Total Investments, at fair value	$283,053,874	$3,744,779	$–	$286,798,653

        *       For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $319,215,204.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$44,716,711
Gross Unrealized Depreciation	(77,133,262)
Net Unrealized Depreciation	$(32,416,551)